Consolidated statements of cash flows (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non cash transactions
Unpaid acquisitions of property, plant and equipment	$ 36,371	$ 17,691	$ 24,909
Hydrocarbon wells abandonment obligation costs	3,349	(13,918)	1,172
Additions of right-of-use assets	27,745	11,421	39,779
Capitalization of depreciation of right-of-use assets	4,166	3,789	2,021
Capitalization of financial accretion for lease liabilities	1,020	967	311
Capitalization in associates and joint ventures	$ 0	$ 0	$ 738